Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 37,534	$ 33,087	$ 29,321
Less: Net income allocated to participating securities	43	5
Net income allocated to common shareholders	37,491	33,082	29,321
Basic EPS [Abstract]
Distributed earnings allocated to common stock	24,607	22,389
Undistributed earnings allocated to common stock	12,884	10,693
Net income allocated to common shareholders	37,491	33,082	29,321
Weighted average common shares outstanding including participating securities basic (in shares)	93,739,000	85,086,000	76,935
Less: Participating securities (in shares)	106,000	14,000
Weighted average common shares (in shares)	93,633,000	85,072,000
Basic EPS (in dollars per share)	$ 0.400	$ 0.389	$ 0.381
Diluted EPS [Abstract]
Net income allocated to common shareholders	37,491	33,082
Weighted average common shares for basic EPS (in shares)	93,633,000	85,072,000
Effect of Dilutive Securities [Abstract]
Stock Options - Income			$ 0
Stock Options - Weighted Average Shares Outstanding (in shares)	4,000	0	0
Stock Options - Per Share Amounts (in dollars per share)			$ 0
Weighted average common shares including potential dilutive shares (in shares)	93,637,000	85,072,000
Diluted EPS (in dollars per share)	$ 0.400	$ 0.389	$ 0.381
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	2,900,000	2,800,000	3,000,000